Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Manor Fund
Account Value [Line Items]
Account Value	$ 22,557	$ 21,113	$ 18,788	$ 17,271	$ 16,513	$ 15,272	$ 18,489	$ 17,097	$ 14,277	$ 12,060	$ 13,476	$ 11,929	$ 10,237	$ 12,025	$ 12,725	$ 11,507	$ 10,459	$ 9,431	$ 9,777	$ 10,412	$ 10,000
Growth Fund
Account Value [Line Items]
Account Value	32,659	29,238	26,241	24,141	21,374	21,382	25,869	22,562	20,225	16,523	15,970	14,278	12,213	13,345	13,060	11,596	10,434	9,847	9,986	10,104	10,000
Bond Fund
Account Value [Line Items]
Account Value	10,285	10,116	10,187	9,870	9,780	9,994	10,632	10,726	10,954	11,042	10,345	10,266	9,925	9,763	9,860	9,899	9,870	10,149	9,996	10,038	10,000
Avg Large Blend [Member]
Account Value [Line Items]
Account Value	31,259	29,368	25,306	23,289	20,296	19,640	24,443	22,251	19,387	15,908	16,609	15,081	12,876	13,814	13,568	12,149	11,144	10,241	9,947	10,064	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	34,254	31,589	27,399	25,361	21,696	21,206	26,494	23,724	20,585	16,850	17,386	15,674	13,223	14,195	13,829	12,411	11,351	10,527	10,138	10,123	10,000
Avg Large Growth [Member]
Account Value [Line Items]
Account Value	40,149	37,079	30,715	27,766	21,344	21,687	31,389	29,270	25,772	20,620	18,553	16,929	13,908	15,249	13,978	12,432	10,607	10,141	10,558	10,446	10,000
S&P 500 Index Growth
Account Value [Line Items]
Account Value	34,254	31,589	27,399	25,361	21,696	21,206	26,494	23,724	20,585	16,850	17,386	15,674	13,223	14,195	13,829	12,411	11,351	10,527	10,138	10,123	10,000
Average US Govt Index
Account Value [Line Items]
Account Value	10,948	10,763	10,833	10,553	10,297	10,671	11,642	11,658	11,869	11,848	11,082	10,935	10,462	10,275	10,384	10,354	10,198	10,507	10,080	10,028	10,000
Bloomberg Barclays [Member]
Account Value [Line Items]
Account Value	$ 11,301	$ 11,057	$ 11,034	$ 10,697	$ 10,580	$ 10,806	$ 11,472	$ 11,539	$ 11,673	$ 11,677	$ 11,035	$ 10,906	$ 10,488	$ 10,270	$ 10,342	$ 10,349	$ 10,225	$ 10,488	$ 10,118	$ 10,081	$ 10,000